CONSOLIDATED FINANCIAL STATEMENTS CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands	Total USD ($)	Partnership Units [Member]	Partners Capital [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Dividends in Excess of Earnings [Member] USD ($)	Total stockholders' Equity [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Qualitytech, LP [Member] USD ($)	Qualitytech, LP [Member] Partnership Units [Member] General Partner [Member] USD ($)	Qualitytech, LP [Member] Partnership Units [Member] Limited Partner [Member] USD ($)
Beginning balance at Dec. 31, 2011	$ 39,865		$ 39,865	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 39,865	$ 1	$ 39,864
Beginning balance, shares at Dec. 31, 2011		16,050		0							1	16,049
Equity-based compensation expense	412		412	0	0	0	0	0	0	412		412
Issuance of RS LTIP Units		150		0							0	150
Equity investment in Class D units, net of costs	91,935		91,935	0	0	0	0	0	0	91,935		91,935
Equity investment in Class D units, net of costs, shares		3,680		0								3,680
PIK settlement		2,294		0								2,294
Other comprehensive loss	(766)		(766)	0	0	0	0	0	0	(766)		(766)
Net income (loss)	(9,767)		(9,767)	0	0	0	0	0	0	(9,767)	(1)	(9,766)
Ending balance at Dec. 31, 2012	121,679		121,679	0	0	0	0	0	0	121,679		121,679
Ending balance, shares at Dec. 31, 2012		22,174		0							1	22,173
Equity-based compensation expense	1,369		1,369	0	0	0	0	0	0
Member advances exchanged for LP units	10,000		10,000	0	0	0	0	0	0
Member advances exchanged for LP units, shares		400		0
Partnership distributions	(7,633)		(7,633)	0	0	0	0	0	0
Other comprehensive loss	220		220	0	0	0	0	0	0
Net income (loss)	(152)		(152)	0	0	0	0	0	0
Ending balance at Oct. 14, 2013	125,483		125,483	0	0	0	0	125,483	0
Ending balance, shares at Oct. 14, 2013		22,574		0
Beginning balance at Dec. 31, 2012										121,679		121,679
Equity-based compensation expense										1,947		1,947
Member advances exchanged for LP units										10,000		10,000
Member advances exchanged for LP units, shares												400
Partnership distributions										(9,645)		(9,645)
Net proceeds from IPO										279,059		279,059
Net proceeds from IPO, shares												14,197
Other comprehensive loss										(233)		(233)
Net income (loss)										3,850		3,850
Dividend to shareholders										(6,953)		(6,953)
Ending balance at Dec. 31, 2013										399,704		399,704
Ending balance, shares at Dec. 31, 2013											1	36,770
Beginning balance at Oct. 14, 2013	125,483		125,483	0	0	0	0	125,483	0
Equity-based compensation expense	578		0	0	578	0	0	578	0
Reclassify partners' capital	0		(125,483)	148	39,338	0	0	(85,997)	85,997
Reclassify partners' capital, shares		(22,574)		14,776
Net proceeds from IPO	279,059		0	141	278,918	0	0	279,059	0
Net proceeds from IPO, shares		0		14,197
Other comprehensive loss	(453)		0	0	0	(357)	0	(357)	(96)
Net income (loss)	4,002		0	0	0	0	3,154	3,154	848
Dividend to shareholders	(6,953)		0	0	0	0	(6,953)	(6,953)	0
Distribution to noncontrolling interests	(2,012)		0	0	0	0	0	0	(2,012)
Ending balance at Dec. 31, 2013	399,704		0	289	318,834	(357)	(3,799)	314,967	84,737	399,704		399,704
Ending balance, shares at Dec. 31, 2013		0		28,973							1
Equity-based compensation expense	4,153		0	0	3,277	0	0	3,277	876	4,153		4,153
Partnership distributions										(9,452)		(9,452)
Reclassify partners' capital	0		0	0	2,811	0	0	2,811	(2,811)
Reclassify partners' capital, shares		0		270
Other comprehensive loss	453		0	0	0	357	0	357	96	453		453
Net income (loss)	19,103		0	0	0	0	15,072	15,072	4,031	19,103		19,103
Issuance of shares through equity award plan	0		0	5	(5)	0	0	0	0
Issuance of shares through equity award plan, shares		0		165								165
Dividend to shareholders	(33,776)		0	0	0	0	(33,776)	(33,776)	0	(33,776)		(33,776)
Distribution to noncontrolling interests	(9,452)		0	0	0	0	0	0	(9,452)
Ending balance at Dec. 31, 2014	$ 380,185		$ 0	$ 294	$ 324,917	$ 0	$ (22,503)	$ 302,708	$ 77,477	$ 380,185		$ 380,185
Ending balance, shares at Dec. 31, 2014		0		29,408							1	36,935